Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Analysis Of Other Comprehensive Income By Item [Abstract]
Derivative financial instruments designated as cash flow hedges	$ 72	$ 75
Foreign currency translation adjustment	100	134
Accumulated other comprehensive income	$ 172	$ 209